CONDENSED CONSOLIDATED BALANCE SHEET (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	4,250,579	4,126,776	4,126,776
Preferred stock, shares outstanding	4,250,579	4,126,776	4,126,776
Common stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	1,372,757,161	1,211,495,162	770,883,602
Common stock, shares outstanding	1,372,757,161	1,211,495,162	770,883,602